Cash	12 Months Ended
Dec. 31, 2024
Cash [Abstract]
Cash	Note 4 – Cash Cash consist of the following:
	December 31, 2024	December 31, 2023
Cash on hand	$122,231	$72,839
Cash at bank	576,008	3,603,543
Cash	$698,239	$3,676,382